Current and deferred income tax liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current Tax Expense
Current income tax	$ 17,416	$ 25,432
Total Current Tax Expense	17,416	25,432
Deferred Tax Recovery
Deferred Tax Expense (recovery)	(4,888)	908
Total Deferred Tax Expense (recovery)	(4,888)	908
Total tax expense	$ 12,528	$ 26,340